S000088119 [Member] Expense Example - Morgan Stanley Pathway Large Cap Equity ETF - Morgan Stanley Pathway Large Cap Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 242
Expense Example, with Redemption, 3 Years	795
Expense Example, with Redemption, 5 Years	1,374
Expense Example, with Redemption, 10 Years	$ 2,946